                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03870

Morgan Stanley U.S. Government Securities Trust
              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 212 762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the year ended December 31, 2004

TOTAL RETURN FOR THE 12 MONTHS ENDED DECEMBER 31, 2004

                                                             LEHMAN
                                                      BROTHERS U.S.     LIPPER GENERAL
                                                         GOVERNMENT    U.S. GOVERNMENT
   CLASS A      CLASS B      CLASS C      CLASS D          INDEX(1)     FUNDS INDEX(2)
--------------------------------------------------------------------------------------
      3.41%        3.52%        2.86%        3.63%             3.48%              3.35%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The 12-month review period began with interest rates generally falling and still near their historical lows. Continued low employment numbers and deflationary pressures caused rates to follow this downward path throughout the first quarter of 2004. The market then reversed course in April, after the release of March employment numbers. The surprisingly strong employment data, coupled with increasing oil prices, led investors to the conclusion that the Federal Reserve Open Market Committee (the "Fed") would move to raise interest rates. At its June meeting, the Fed initiated a series of 25 basis point rate increases that continued through the end of the year.

Despite these rate increases, continued softness in the economy pushed yields on intermediate and longer maturity government securities lower during the third quarter of 2004 and into the beginning of the fourth. Investors became increasingly concerned by increasing oil prices and uneven employment gains. While the bond market gained slightly following the conclusion of the election, gains were largely limited to intermediate and longer-maturity securities.

Perceptions of the economy were varied during the period. The year began with concern over economic sluggishness and ended with concern over too much growth. Overall, rates were mixed, with shorter-term rates rising and longer-term rate declining from the start of the period.

Against this mixed backdrop, performance varied over the major segments of the fixed income market. U.S. Treasury securities lagged other parts of the market, due in most part to their high sensitivity to fluctuating interest rates and their relatively low yields. Mortgage-backed securities (MBS) had good performance, especially in those securities with longer durations. Higher-coupon mortgage-backed securities outperformed their Treasury counterparts as declining rates resulted in increased prepayment expectations.

PERFORMANCE ANALYSIS

Morgan Stanley U.S. Government Securities Trust Class B and D shares outperformed the Lehman Brothers U.S. Government Index, and its Class A, B and D shares also outperformed the Lipper General U.S. Government Funds Index for the 12 months ended December 31, 2004, assuming no deduction of applicable sales charges. Class A shares underperformed the Lehman index, while

Class C shares underperformed both the Lehman and Lipper Index. The fund's returns were driven in large part by two key strategies. The first of these involved limiting its duration* to a level below that of the Lehman Brothers U.S. Government Index. This approach was based on our anticipation of rising interest rates in 2004. While these expectations were validated by the rising federal funds target rate, economic softness and foreign purchases resulted in a general decline in longer-term yields.

The portfolio's positioning in the MBS sector was more advantageous. Our strategy during the year was to emphasize higher-coupon MBS in the portfolio. These securities did not benefit as much as lower-coupon issues due to the market's concerns that lower-coupon securities would continue to suffer from a decline in prepayments triggered by low interest rates. By the end of the fourth quarter, we began taking profits in these positions in order to redeploy the proceeds into securities with more compelling total return potential.

As is mandated by the investment objective, the Fund is restricted to only investing in those securities backed by "the full faith and credit of the U.S. Government." This strategy resulted in the Fund having an underweight to agency issues relative to the benchmark and Lipper peer group and detracted slightly from relative performance.

* A MEASURE OF THE SENSITIVITY OF A BOND'S PRICE TO CHANGES IN INTEREST RATES, EXPRESSED IN YEARS. EACH YEAR OF DURATION REPRESENTS AN EXPECTED 1 PERCENT CHANGE IN THE PRICE OF A BOND FOR EVERY 1 PERCENT CHANGE IN INTEREST RATES. THE LONGER A BOND'S DURATION, THE GREATER THE EFFECT OF INTEREST-RATE MOVEMENTS ON ITS PRICE. TYPICALLY, FUNDS WITH SHORTER DURATIONS PERFORM BETTER IN RISING-INTEREST-RATE ENVIRONMENTS, WHILE FUNDS WITH LONGER DURATIONS PERFORM BETTER WHEN RATES DECLINE.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

     PORTFOLIO COMPOSITION**
     ------------------------------------------------
     U.S. Government Obligations                 44.0

     Mortgage-Backed Securities                  30.8

     Short-Term Investments                      18.7

     U.S. Government Agencies                     6.5

** DOES NOT INCLUDE OPEN SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $601,160,469 AND NET UNREALIZED DEPRECIATION OF $1,841,516 AND OPEN LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $192,110,721 AND UNREALIZED DEPRECIATION OF $509,452.

DATA AS OF DECEMBER 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

The Fund invests all of its assets in U.S. Government securities. In making investment decisions, the Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., considers economic developments, interest rate trends and other factors. The Fund is not limited as to the maturities of the U.S. government securities in which it may invest.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Morgan Stanley Client Relations at (800) 869-NEWS.

HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

                   (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

[CHART]


                       CLASS B++    LEHMAN(1)   LIPPER(2)
December 31, 1994      $  10,000    $  10,000   $  10,000
December 31, 1995      $  11,674    $  11,834   $  11,694
December 31, 1996      $  12,043    $  12,162   $  11,947
December 31, 1997      $  13,073    $  13,328   $  13,036
December 31, 1998      $  14,024    $  14,641   $  14,058
December 31, 1999      $  13,932    $  14,314   $  13,684
December 31, 2000      $  15,497    $  16,210   $  15,311
December 31, 2001      $  16,471    $  17,382   $  16,333
December 31, 2002      $  18,104    $  19,380   $  17,962
December 31, 2003      $  18,374    $  19,837   $  18,273
December 31, 2004      $  19,020    $  20,526   $  18,886

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED DECEMBER 31, 2004

                             CLASS A SHARES*      CLASS B SHARES**       CLASS C SHARES+      CLASS D SHARES^
                            (SINCE 07/28/97)      (SINCE 06/29/84)      (SINCE 07/28/97)      (SINCE 07/28/97)
SYMBOL                            USGAX                 USGBX                 USGCX               USGDX
--------------------------------------------------------------------------------------------------------------
1 YEAR                                  3.41%(3)              3.52%(3)              2.86%(3)              3.63%(3)
                                       (0.99)(4)             (1.45)(4)              1.87(4)                 --
5 YEARS                                 6.49(3)               6.42(3)               5.92(3)               6.73(3)
                                        5.57(4)               6.11(4)               5.92(4)                 --
10 YEARS                                  --                  6.64(3)                 --                    --
                                          --                  6.64(4)                 --                    --
SINCE INCEPTION                         5.83(3)               7.30(3)               5.36(3)               6.06(3)
                                        5.21(4)               7.30(4)               5.36(4)                 --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

----------
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

^    CLASS D HAS NO SALES CHARGE.

(1) THE LEHMAN BROTHERS U.S. GOVERNMENT INDEX IS A BROAD-BASED MEASURE OF U.S. GOVERNMENT AND TREASURY SECURITIES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER GENERAL U.S. GOVERNMENT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GENERAL U.S. GOVERNMENT FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2004.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/04 - 12/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                  BEGINNING          ENDING         EXPENSES PAID
                                                                ACCOUNT VALUE     ACCOUNT VALUE    DURING PERIOD *
                                                               ---------------   ---------------   ---------------
                                                                                                      07/01/04 -
                                                                   07/01/04          12/31/04         12/31/04
                                                               ---------------   ---------------   ---------------
CLASS A
Actual (3.28% return)                                          $      1,000.00   $      1,032.80   $          4.29
Hypothetical (5% annual return before expenses)                $      1,000.00   $      1,020.91   $          4.27

CLASS B
Actual (3.33% return)                                          $      1,000.00   $      1,033.30   $          3.73
Hypothetical (5% annual return before expenses)                $      1,000.00   $      1,021.47   $          3.71

CLASS C
Actual (3.01% return)                                          $      1,000.00   $      1,030.10   $          6.84
Hypothetical (5% annual return before expenses)                $      1,000.00   $      1,018.40   $          6.80

CLASS D
Actual (3.41% return)                                          $      1,000.00   $      1,034.10   $          3.02
Hypothetical (5% annual return before expenses)                $      1,000.00   $      1,022.17   $          3.00

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.84%, 0.73%, 1.34% AND 0.59% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

PRINCIPAL
AMOUNT IN                                                                        COUPON
THOUSANDS     DESCRIPTION AND MATURITY DATE                                       RATE          VALUE
----------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED SECURITIES (35.1%)
              GOVERNMENT NATIONAL MORTGAGE ASSOC. I (30.3%)
$  209,200    *                                                                     5.00%  $   209,200,000
     6,913    08/20/34                                                              5.25         7,052,629
     2,949    08/20/34                                                              5.50         3,024,432
   174,895    02/15/28 - 09/20/34                                                   6.00       181,440,694
   245,250    *                                                                     6.50       258,048,984
    56,971    03/15/14 - 07/15/31                                                   6.50        60,443,119
   129,206    04/15/17 - 03/15/27                                                   7.00       138,014,609
    49,231    01/15/06 - 10/15/31                                                   7.50        53,216,206
    15,898    10/15/16 - 09/15/31                                                   8.00        17,367,782
    25,414    05/15/16 - 11/15/24                                                   8.50        27,999,129
    19,145    10/15/08 - 08/15/21                                                   9.00        21,469,308
    12,270    10/15/09 - 12/15/20                                                   9.50        13,830,410
    15,829    11/15/09 - 11/15/20                                                  10.00        17,667,181
        64    05/15/10 - 06/15/15                                                  12.50            73,717
                                                                                           ---------------
                                                                                             1,008,848,200
                                                                                           ---------------
              GOVERNMENT NATIONAL MORTGAGE ASSOC. II (3.4%)
   103,073    04/20/34                                                              5.50       105,260,581
     4,223    01/20/24 - 02/20/24                                                   6.50         4,460,333
     4,282    03/20/26 - 07/20/29                                                   7.00         4,542,723
                                                                                           ---------------
                                                                                               114,263,637
                                                                                           ---------------
              GOVERNMENT NATIONAL MORTGAGE ASSOC. GPM I (1.4%)
       773    08/15/13 - 07/15/15                                                  12.25           878,273
    48,009    05/20/34                                                              3.75        47,362,744
                                                                                           ---------------
                                                                                                48,241,017
                                                                                           ---------------
              TOTAL MORTGAGE-BACKED SECURITIES
               (COST $1,142,575,720)                                                         1,171,352,854
                                                                                           ---------------
              U.S. GOVERNMENT OBLIGATIONS (50.2%)
              U.S. TREASURY BONDS (24.1%)
    76,000    08/15/29                                                             6.125        89,252,576
    99,000    08/15/27                                                             6.375       118,908,306
   153,000    02/15/27                                                             6.625       188,638,290
   159,000    02/15/25                                                             7.625       215,389,191
    66,225    08/15/20                                                              8.75        95,746,913
    81,550    02/15/06                                                             9.375        87,436,931
     4,750    02/15/15                                                             11.25         7,468,078
                                                                                           ---------------
                                                                                               802,840,285
                                                                                           ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                        COUPON
THOUSANDS     DESCRIPTION AND MATURITY DATE                                       RATE          VALUE
----------------------------------------------------------------------------------------------------------
              U.S. TREASURY NOTES (22.4%)
$  315,000    11/15/06                                                              3.50%  $   317,756,565
   322,000    02/15/13                                                             3.875       317,799,188
    25,000    11/15/08                                                              4.75        26,192,400
    35,000    11/15/05                                                              5.75        35,907,830
    50,000    05/15/05                                                              6.75        50,789,100
                                                                                           ---------------
                                                                                               748,445,083
                                                                                           ---------------
              U.S. TREASURY STRIPS (3.7%)
    40,000    08/15/10                                                              0.00        32,412,720
    45,000    02/15/11                                                              0.00        35,445,960
   150,000    02/15/25                                                              0.00        53,932,950
                                                                                           ---------------
                                                                                               121,791,630
                                                                                           ---------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
               (COST $1,646,878,520)                                                         1,673,076,998
                                                                                           ---------------
              U.S. Government Agencies (7.5%)
              HOUSING URBAN DEVELOPMENT SER 99-A (1.1%)
    18,800    08/01/10                                                              6.06        20,083,702
    15,290    08/01/11                                                              6.16        16,296,740
                                                                                           ---------------
                                                                                                36,380,442
                                                                                           ---------------
              RESOLUTION FUNDING CORP. ZERO COUPON STRIPS (6.4%)
    74,000    10/15/08                                                              0.00        64,804,464
   138,134    01/15/12                                                              0.00       102,954,585
    61,607    04/15/12                                                              0.00        45,299,134
                                                                                           ---------------
                                                                                               213,058,183
                                                                                           ---------------
              TOTAL U.S. GOVERNMENT AGENCIES
               (COST $235,862,424)                                                             249,438,625
                                                                                           ---------------
              SHORT-TERM INVESTMENTS (a) (21.3%)
              U.S. TREASURY BILLS (5.8%)
    39,700    01/27/05                                                              1.58        39,654,698
       900    01/13/05+                                                            1.645           899,506
     2,800    03/24/05+                                                            1.895         2,788,209
     2,000    03/24/05+                                                            1.979         1,991,207
   150,000    02/10/05                                                             2.035       149,660,833
                                                                                           ---------------
                                                                                               194,994,453
                                                                                           ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                        COUPON
THOUSANDS     DESCRIPTION AND MATURITY DATE                                       RATE          VALUE
----------------------------------------------------------------------------------------------------------
              U.S. TREASURY NOTES (15.5%)
$  195,000    05/15/05                                                              6.50%  $   197,909,790
   142,850    08/15/05                                                              6.50       146,371,110
   168,000    05/15/05                                                              6.75       170,651,376
                                                                                           ---------------
                                                                                               514,932,276
                                                                                           ---------------
              TOTAL SHORT-TERM INVESTMENTS
               (COST $710,166,117)                                                             709,926,729
                                                                                           ---------------
              TOTAL INVESTMENTS
               (COST $3,735,482,781) (b) (c)                                       114.1%    3,803,795,206
              LIABILITIES IN EXCESS OF OTHER ASSETS                                (14.1)     (470,489,615)
                                                                                --------   ---------------
              NET ASSETS                                                           100.0%  $ 3,333,305,591
                                                                                ========   ===============

----------
  GPM  GRADUATED PAYMENT MORTGAGE.
  * SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
  + ALL OR A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN AN AMOUNT EQUAL TO $4,776,440.
  (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
  (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $1,282,019,351 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
  (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $3,761,798,249. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $63,697,264 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $21,700,307, RESULTING IN NET UNREALIZED APPRECIATION OF $41,996,957.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2004:

                                                                              UNREALIZED
NUMBER OF                     DESCRIPTION/DELIVERY      UNDERLYING FACE      APPRECIATION
CONTRACTS    LONG/SHORT         MONTH, AND YEAR         AMOUNT AT VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------------------
   2,287       Short      U.S. Treasury Notes 5 year    $   (250,497,969)  $        766,982
                          March 2005
    3117       Short      U.S. Treasury Bonds 20 year       (350,662,500)        (2,608,498)
                          March 2005
     249        Long      U.S. Treasury Notes 2 year          52,188,846            (63,200)
                          March 2005
    1250        Long      U.S. Treasury Notes 10 year        139,921,875           (446,252)
                          March 2005
                                                                           ----------------
                          Net unrealized depreciation                      $     (2,350,968)
                                                                           ================

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

ASSETS:
Investments in securities, at value (cost $3,735,482,781)                          $    3,803,795,206
Cash                                                                                           48,312
Receivable for:
  Interest                                                                                 36,660,953
  Shares of beneficial interest sold                                                          778,171
Receivable from affiliate                                                                   1,500,000
Prepaid expenses and other assets                                                             118,393
                                                                                   ------------------
    TOTAL ASSETS                                                                        3,842,901,035
                                                                                   ------------------
LIABILITIES:
Payable for:
  Investments purchased                                                                   494,845,924
  Dividends and distributions to shareholders                                               5,329,245
  Shares of beneficial interest redeemed                                                    3,410,207
  Variation margin                                                                          2,292,304
  Distribution fee                                                                          1,884,723
  Investment advisory fee                                                                   1,057,381
  Administration fee                                                                          227,289
Accrued expenses and other payables                                                           548,371
                                                                                   ------------------
    TOTAL LIABILITIES                                                                     509,595,444
                                                                                   ------------------
    NET ASSETS                                                                     $    3,333,305,591
                                                                                   ==================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                    $    3,354,956,503
Net unrealized appreciation                                                                65,961,457
Dividends in excess of net investment income                                              (22,925,801)
Accumulated net realized loss                                                             (64,686,568)
                                                                                   ------------------
    NET ASSETS                                                                     $    3,333,305,591
                                                                                   ==================
CLASS A SHARES:
Net Assets                                                                         $      240,835,289
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                  26,306,501
    NET ASSET VALUE PER SHARE                                                      $             9.15
                                                                                   ==================
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)                                $             9.56
                                                                                   ==================
CLASS B SHARES:
Net Assets                                                                         $    2,787,959,426
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                 304,016,620
    NET ASSET VALUE PER SHARE                                                      $             9.17
                                                                                   ==================
CLASS C SHARES:
Net Assets                                                                         $       80,341,781
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                   8,701,102
    NET ASSET VALUE PER SHARE                                                      $             9.23
                                                                                   ==================
CLASS D SHARES:
Net Assets                                                                         $      224,169,095
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                  24,475,138
    NET ASSET VALUE PER SHARE                                                      $             9.16
                                                                                   ==================

                       SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

NET INVESTMENT INCOME:
INTEREST INCOME                                                                    $      137,091,657
                                                                                   ------------------
EXPENSES

Investment advisory fee                                                                    15,902,859
Distribution fee (Class A shares)                                                             519,674
Distribution fee (Class B shares)                                                          10,466,622
Distribution fee (Class C shares)                                                             673,262
Transfer agent fees and expenses                                                            3,821,161
Custodian fees                                                                                619,546
Administration fee                                                                            450,882
Shareholder reports and notices                                                               199,957
Professional fees                                                                              87,884
Registration fees                                                                              79,207
Trustees' fees and expenses                                                                    58,954
Other                                                                                         372,445
                                                                                   ------------------
    TOTAL EXPENSES                                                                         33,252,453
Less: distribution fee rebate (Class B shares)                                             (7,150,549)
                                                                                   ------------------
    NET EXPENSES                                                                           26,101,904
                                                                                   ------------------
    NET INVESTMENT INCOME                                                                 110,989,753
                                                                                   ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net Realized Gain/Loss on:
Investments                                                                                32,576,989
Futures contracts                                                                         (12,688,166)
                                                                                   ------------------
    NET REALIZED GAIN                                                                      19,888,823
                                                                                   ------------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                                (5,001,207)
Futures contracts                                                                          (2,270,180)
                                                                                   ------------------
    NET DEPRECIATION                                                                       (7,271,387)
                                                                                   ------------------
    NET GAIN                                                                               12,617,436
                                                                                   ------------------
NET INCREASE                                                                       $      123,607,189
                                                                                   ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR        FOR THE YEAR
                                                                              ENDED               ENDED
                                                                         DECEMBER 31, 2004   DECEMBER 31, 2003
                                                                         -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income                                                    $     110,989,753   $     139,369,575
Net realized gain                                                               19,888,823          36,947,785
Net change in unrealized appreciation/depreciation                              (7,271,387)       (109,077,224)
                                                                         -----------------   -----------------
    NET INCREASE                                                               123,607,189          67,240,136
                                                                         -----------------   -----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                  (9,671,007)         (9,110,250)
Class B shares                                                                (125,791,123)       (146,837,400)
Class C shares                                                                  (3,088,726)         (3,781,279)
Class D shares                                                                 (10,316,791)        (12,038,733)
                                                                         -----------------   -----------------

    TOTAL DIVIDENDS                                                           (148,867,647)       (171,767,662)
                                                                         -----------------   -----------------

Net decrease from transactions in shares of beneficial interest               (759,386,244)       (892,911,901)
                                                                         -----------------   -----------------

    NET DECREASE                                                              (784,646,702)       (997,439,427)

NET ASSETS:
Beginning of period                                                          4,117,952,293       5,115,391,720
                                                                         -----------------   -----------------

END OF PERIOD
(Including dividends in excess of net investment income of
$22,925,801 and $41,054,419, respectively)                               $   3,333,305,591   $   4,117,952,293
                                                                         =================   =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004

1. ORGANIZATION AND ACCOUNTING
Policies Morgan Stanley U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays a advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.42% to the portion of daily net assets not exceeding $1 billion; 0.395% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.37% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.345% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.32% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.295% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.27% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.245% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.22% to the portion of daily net assets exceeding $12.5 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.45% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.425% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.40% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.35% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.325% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.30% to the portion of daily net assets exceeding $12.5 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at December 31, 2004.

For the period January 1, 2004 through April 30, 2004, the Distributor rebated a portion of the distribution fees paid by the Fund on Class B shares in the amount of $7,150,549. For the year ended December 31, 2004, the net distribution fee was accrued for Class B at the annual rate of 0.11%. At December 31, 2004, included in the Statement of Assets and Liabilities, is a receivable from affiliate of $1,500,000 which represents payments by the Distributor.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $24,219, $2,968,828 and $26,737, respectively and received $111,407 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The costs of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended December 31, 2004 were $7,118,436,414 and $7,070,039,874, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At December 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $124,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended December 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,495. At December 31, 2004, the Fund had an accrued pension liability of $63,011 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
To hedge against adverse interest rate risk, the Fund may purchase and sell interest rate futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                    FOR THE YEAR                          FOR THE YEAR
                                                       ENDED                                 ENDED
                                                 DECEMBER 31, 2004                     DECEMBER 31, 2003
                                         ----------------------------------    ----------------------------------
                                              SHARES            AMOUNT              SHARES             AMOUNT
                                         ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                           8,705,976    $    79,928,293         31,910,340    $   298,309,612
Reinvestment of dividends                        891,975          8,162,666            782,521          7,283,221
Redeemed                                      (9,600,159)       (87,972,860)       (31,445,337)      (293,410,503)
                                         ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class A                (2,208)           118,099          1,247,524         12,182,330
                                         ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                          10,036,507         92,228,433         34,512,843        324,031,042
Reinvestment of dividends                      8,086,291         74,145,148          9,261,878         86,401,971
Redeemed                                     (89,240,076)      (818,127,811)      (139,688,353)    (1,301,149,848)
                                         ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                      (71,117,278)      (651,754,230)       (95,913,632)      (890,716,835)
                                         ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                           1,276,507         11,833,867          4,640,484         43,762,890
Reinvestment of dividends                        231,030          2,133,042            272,422          2,559,820
Redeemed                                      (4,151,303)       (38,337,464)        (7,212,567)       (67,610,716)
                                         ---------------    ---------------    ---------------    ---------------
Net decrease -- Class C                       (2,643,766)       (24,370,555)        (2,299,661)       (21,288,006)
                                         ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                           3,931,072         36,089,803         17,605,741        164,783,346
Reinvestment of dividends                        843,674          7,723,414            820,139          7,637,771
Redeemed                                     (13,827,289)      (127,192,775)       (17,726,181)      (165,510,507)
                                         ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class D            (9,052,543)       (83,379,558)           699,699          6,910,610
                                         ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                         (82,815,795)   $  (759,386,244)       (96,266,070)   $  (892,911,901)
                                         ===============    ===============    ===============    ===============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                    FOR THE YEAR       FOR THE YEAR
                                                       ENDED              ENDED
                                                  DECEMBER 31, 2004  DECEMBER 31, 2003
                                                  -----------------  -----------------
Ordinary income                                   $     148,867,647  $     171,767,662
                                                  =================  =================

As of December 31, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                      $     723,734
Undistributed long-term gains                                 --
                                                   -------------
Net accumulated earnings                                 723,734
Capital loss carryforward*                           (12,306,170)
Post-October losses                                  (52,000,364)
Temporary differences                                    (65,069)
Net unrealized appreciation                           41,996,957
                                                   -------------
Total accumulated losses                           $ (21,650,912)
                                                   =============

*During the year ended December 31, 2004, the Fund utilized $12,647,276 of its net capital loss carryforward. As of December 31, 2004, the Fund had a net capital loss carryforward of $12,306,170 of which $3,006,443 will expire on December 31, 2005, $2,711,317 will expire on December 31, 2006 and $6,588,410 will expire on December 31, 2007 to offset future capital gains to the extent provided by regulations.

As of December 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), mark-to-market of open futures contracts, capital loss deferrals on straddles and book amortization of premiums on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $34,819,497, accumulated net realized loss was charged $21,187,015 and dividends in excess of net investment income was credited $56,006,512.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                      FOR THE YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------------------------------
                                                  2004             2003             2002             2001             2000
                                              ------------     ------------     ------------     ------------     ------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period          $       9.21     $       9.41     $       8.99     $       8.94     $       8.58
                                              ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income                               0.24             0.26             0.43             0.51             0.56
  Net realized and unrealized gain (loss)             0.07            (0.12)            0.45             0.07             0.36
                                              ------------     ------------     ------------     ------------     ------------
Total income from investment operations               0.31             0.14             0.88             0.58             0.92
                                              ------------     ------------     ------------     ------------     ------------

Less dividends from net investment income            (0.37)           (0.34)           (0.46)           (0.53)           (0.56)
                                              ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                $       9.15     $       9.21     $       9.41     $       8.99     $       8.94
                                              ============     ============     ============     ============     ============

TOTAL RETURN+                                         3.41%            1.48%           10.07%            6.66%           11.18%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                              0.81%            0.76%            0.75%            0.73%            0.77%
Net investment income                                 2.94%            2.94%            4.50%            5.65%            5.81%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $    240,835     $    242,335     $    235,787     $    122,863     $     99,750
Portfolio turnover rate                                212%             153%              85%              73%              19%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                      FOR THE YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------------------------------
                                                  2004             2003             2002             2001             2000
                                              ------------     ------------     ------------     ------------     ------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period          $       9.23     $       9.43     $       9.00     $       8.95     $       8.59
                                              ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income                               0.25             0.26             0.40             0.48             0.57
  Net realized and unrealized gain (loss)             0.07            (0.12)            0.46             0.07             0.36
                                              ------------     ------------     ------------     ------------     ------------
Total income from investment operations               0.32             0.14             0.86             0.55             0.93
                                              ------------     ------------     ------------     ------------     ------------

Less dividends from net investment income            (0.38)           (0.34)           (0.43)           (0.50)           (0.57)
                                              ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                $       9.17     $       9.23     $       9.43     $       9.00     $       8.95
                                              ============     ============     ============     ============     ============

TOTAL RETURN+                                         3.52%            1.49%            9.91%            6.29%           11.23%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                              0.70%(2)         0.76%(2)         1.00%(2)         1.07%(2)         0.72%(2)
Net investment income                                 3.05%(2)         2.95%(2)         4.25%(2)         5.30%(2)         5.86%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in millions        $      2,788     $      3,461     $      4,441     $      4,025     $      3,745
Portfolio turnover rate                                212%             153%              85%              73%              19%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE DISTRIBUTOR HAD NOT REBATED A PORTION OF ITS FEES TO THE FUND, THE EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                              EXPENSE      NET INVESTMENT
                   PERIOD ENDED                RATIO        INCOME RATIO
                 -----------------           ---------     --------------
                 DECEMBER 31, 2004              0.93%           2.82%
                 DECEMBER 31, 2003              1.32%           2.38%
                 DECEMBER 31, 2002              1.29%           3.96%
                 DECEMBER 31, 2001              1.29%           5.08%
                 DECEMBER 31, 2000              1.29%           5.29%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                      FOR THE YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------------------------------
                                                  2004             2003             2002             2001             2000
                                              ------------     ------------     ------------     ------------     ------------
CLASS C SHARES

Selected Per Share Data:
Net asset value, beginning of period          $       9.29     $       9.49     $       9.07     $       9.02     $       8.65
                                              ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income                               0.20             0.21             0.38             0.46             0.52
  Net realized and unrealized gain (loss)             0.06            (0.12)            0.45             0.07             0.37
                                              ------------     ------------     ------------     ------------     ------------
Total income from investment operations               0.26             0.09             0.83             0.53             0.89
                                              ------------     ------------     ------------     ------------     ------------
Less dividends from net investment income            (0.32)           (0.29)           (0.41)           (0.48)           (0.52)
                                              ------------     ------------     ------------     ------------     ------------
Net asset value, end of period                $       9.23     $       9.29     $       9.49     $       9.07     $       9.02
                                              ============     ============     ============     ============     ============

TOTAL RETURN+                                         2.86%            0.93%            9.42%            6.03%           10.70%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                              1.34%            1.32%            1.29%            1.29%            1.29%
Net investment income                                 2.41%            2.38%            3.96%            5.08%            5.29%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $     80,342     $    105,392     $    129,515     $     63,646     $     27,445
Portfolio turnover rate                                212%             153%              85%              73%              19%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                      FOR THE YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------------------------------
                                                  2004             2003             2002             2001             2000
                                              ------------     ------------     ------------     ------------     ------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period          $       9.22     $       9.42     $       8.99     $       8.95     $       8.58
                                              ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income                               0.26             0.28             0.45             0.53             0.58
  Net realized and unrealized gain (loss)             0.07            (0.12)            0.46             0.06             0.37
                                              ------------     ------------     ------------     ------------     ------------
Total income from investment operations               0.33             0.16             0.91             0.59             0.95
                                              ------------     ------------     ------------     ------------     ------------

Less dividends from net investment income            (0.39)           (0.36)           (0.48)           (0.55)           (0.58)
                                              ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                $       9.16     $       9.22     $       9.42     $       8.99     $       8.95
                                              ============     ============     ============     ============     ============

TOTAL RETURN+                                         3.63%            1.67%           10.41%            6.85%           11.43%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                              0.59%            0.57%            0.54%            0.54%            0.54%
Net investment income                                 3.16%            3.13%            4.71%            5.83%            6.04%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $    224,169     $    308,984     $    309,109     $    138,669     $     93,446
Portfolio turnover rate                                212%             153%              85%              73%              19%

----------
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley U.S. Government Securities Trust (the "Fund"), including the portfolio of investments, as of December 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley U.S. Government Securities Trust as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 16, 2005

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                        TERM OF                                  IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
       NAME, AGE AND ADDRESS OF          HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE             REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -------------------------  -------------  ----------------------
Michael Bozic (63)                       Trustee      Since         Private Investor;          208            None.
c/o Kramer Levin Naftalis & Frankel LLP               April 1994    Director or Trustee of
Counsel to the Independent Trustees                                 the Retail Funds (since
919 Third Avenue                                                    April 1994) and the
New York, NY 10022-3902                                             Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Vice Chairman of
                                                                    Kmart Corporation
                                                                    (December 1998-October
                                                                    2000), Chairman and Chief
                                                                    Executive Officer of
                                                                    Levitz Furniture
                                                                    Corporation (November
                                                                    1995-November 1998) and
                                                                    President and Chief
                                                                    Executive Officer of
                                                                    Hills Department Stores
                                                                    (May 1991-July 1995);
                                                                    formerly variously
                                                                    Chairman, Chief Executive
                                                                    Officer, President and
                                                                    Chief Operating Officer
                                                                    (1987-1991) of the Sears
                                                                    Merchandise Group of
                                                                    Sears, Roebuck & Co.

Edwin J. Garn (72)                       Trustee      Since         Consultant; Managing       208            Director of Franklin
1031 N. Chartwell Court                               January 1993  Director of Summit                        Covey (time management
Salt Lake City, UT 84103                                            Ventures LLC; Director or                 systems), BMW Bank of
                                                                    Trustee of the Retail                     North America, Inc.
                                                                    Funds (since January                      (industrial loan
                                                                    1993) and the                             corporation), United
                                                                    Institutional Funds                       Space Alliance (joint
                                                                    (since July 2003); member                 venture between
                                                                    of the Utah Regional                      Lockheed Martin and
                                                                    Advisory Board of Pacific                 the Boeing Company)
                                                                    Corp.; formerly Managing                  and Nuskin Asia
                                                                    Director of Summit                        Pacific (multilevel
                                                                    Ventures LLC (2000-2004);                 marketing); member of
                                                                    United States Senator                     the board of various
                                                                    (R-Utah) (1974-1992) and                  civic and charitable
                                                                    Chairman, Senate Banking                  organizations.
                                                                    Committee (1980-1986),
                                                                    Mayor of Salt Lake City,
                                                                    Utah (1971-1974),
                                                                    Astronaut, Space Shuttle
                                                                    Discovery (April 12-19,
                                                                    1985), and Vice Chairman,
                                                                    Huntsman Corporation
                                                                    (chemical company).

Wayne E. Hedien (70)                     Trustee      Since         Retired; Director or       208            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September     Trustee of the Retail                     Group Inc. (private
Counsel to the Independent Trustees                   1997          Funds (since September                    mortgage insurance);
919 Third Avenue                                                    1997) and the                             Trustee and Vice
New York, NY 10022-3902                                             Institutional Funds                       Chairman of The Field
                                                                    (since July 2003);                        Museum of Natural
                                                                    formerly associated with                  History; director of
                                                                    the Allstate Companies                    various other business
                                                                    (1966-1994), most                         and charitable
                                                                    recently as Chairman of                   organizations.
                                                                    The Allstate Corporation
                                                                    (March 1993-December
                                                                    1994) and Chairman and
                                                                    Chief Executive Officer
                                                                    of its wholly-owned
                                                                    subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                        TERM OF                                  IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
        NAME, AGE AND ADDRESS OF         HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE            REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -------------------------  -------------  ----------------------
Dr. Manuel H. Johnson (55)               Trustee      Since         Senior Partner, Johnson    208            Director of NVR, Inc.
c/o Johnson Smick International, Inc.                 July 1991     Smick International,                      (home construction);
2099 Pennsylvania Avenue, N.W.                                      Inc., a consulting firm;                  Director of KFX
Suite 950                                                           Chairman of the Audit                     Energy; Director of
Washington, D.C. 20006                                              Committee and Director or                 RBS Greenwich Capital
                                                                    Trustee of the Retail                     Holdings (financial
                                                                    Funds (since July 1991)                   holding company).
                                                                    and the Institutional
                                                                    Funds (since July 2003);
                                                                    Co-Chairman and a founder
                                                                    of the Group of Seven
                                                                    Council (G7C), an
                                                                    international economic
                                                                    commission; formerly Vice
                                                                    Chairman of the Board of
                                                                    Governors of the Federal
                                                                    Reserve System and
                                                                    Assistant Secretary of
                                                                    the U.S. Treasury.

Joseph J. Kearns (62)                    Trustee      Since         President, Kearns &        209            Director of Electro
c/o Kearns & Associates LLC                           July 2003     Associates LLC                            Rent Corporation
PMB754                                                              (investment consulting);                  (equipment leasing),
23852 Pacific Coast Highway                                         Deputy Chairman of the                    The Ford Family
Malibu, CA 90265                                                    Audit Committee and                       Foundation, and the
                                                                    Director or Trustee of                    UCLA Foundation.
                                                                    the Retail Funds (since
                                                                    July 2003) and the
                                                                    Institutional Funds
                                                                    (since August 1994);
                                                                    previously Chairman of
                                                                    the Audit Committee of
                                                                    the Institutional Funds
                                                                    (October 2001-July 2003);
                                                                    formerly CFO of the J.
                                                                    Paul Getty Trust.

Michael E. Nugent (68)                   Trustee      Since         General Partner of         208            Director of various
c/o Triumph Capital, L.P.                             July 1991     Triumph Capital, L.P., a                  business
445 Park Avenue                                                     private investment                        organizations.
New York, NY 10022                                                  partnership; Chairman of
                                                                    the Insurance Committee
                                                                    and Director or Trustee
                                                                    of the Retail Funds
                                                                    (since July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2001);
                                                                    formerly Vice President,
                                                                    Bankers Trust Company and
                                                                    BT Capital Corporation
                                                                    (1984-1988).

Fergus Reid (72)                         Trustee      Since         Chairman of Lumelite       209            Trustee and Director
c/o Lumelite Plastics Corporation                     July 2003     Plastics Corporation;                     of certain investment
85 Charles Colman Blvd.                                             Chairman of the                           companies in the
Pawling, NY 12564                                                   Governance Committee and                  JPMorgan Funds complex
                                                                    Director or Trustee of                    managed by J.P. Morgan
                                                                    the Retail Funds (since                   Investment Management
                                                                    July 2003) and the                        Inc.
                                                                    Institutional Funds
                                                                    (since June 1992).

INTERESTED TRUSTEES:

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                        TERM OF                                  IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
       NAME, AGE AND ADDRESS OF          HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE             REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -------------------------  -------------  ----------------------
Charles A. Fiumefreddo (71)              Chairman of  Since         Chairman and Director or   208            None.
c/o Morgan Stanley Trust                 the Board    July 1991     Trustee of the Retail
Harborside Financial Center,             and Trustee                Funds (since July 1991)
Plaza Two,                                                          and the Institutional
Jersey City, NJ 07311                                               Funds (since July 2003);
                                                                    formerly Chief Executive
                                                                    Officer of the Retail
                                                                    Funds (until September
                                                                    2002).

James F. Higgins (56)                    Trustee      Since         Director or Trustee of     208            Director of AXA
c/o Morgan Stanley Trust                              June 2000     the Retail Funds (since                   Financial, Inc. and
Harborside Financial Center,                                        June 2000) and the                        The Equitable Life
Plaza Two,                                                          Institutional Funds                       Assurance Society of
Jersey City, NJ 07311                                               (since July 2003); Senior                 the United States
                                                                    Advisor of Morgan Stanley                 (financial services).
                                                                    (since August 2000);
                                                                    Director of the
                                                                    Distributor and Dean
                                                                    Witter Realty Inc.;
                                                                    previously President and
                                                                    Chief Operating Officer
                                                                    of the Private Client
                                                                    Group of Morgan Stanley
                                                                    (May 1999-August 2000),
                                                                    and President and Chief
                                                                    Operating Officer of
                                                                    Individual Securities of
                                                                    Morgan Stanley (February
                                                                    1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS ") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                 TERM OF
                               POSITION(S)      OFFICE AND
  NAME, AGE AND ADDRESS OF     HELD WITH        LENGTH OF
     EXECUTIVE OFFICER         REGISTRANT      TIME SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------- -------------- ----------------- ---------------------------------------------------------------
Mitchell M. Merin (51)        President      Since May 1999    President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                    Investment Management Inc.; President, Director and Chief
New York, NY 10020                                             Executive Officer of the Investment Adviser and the
                                                               Administrator; Chairman and Director of the Distributor;
                                                               Chairman and Director of the Transfer Agent; Director of
                                                               various Morgan Stanley subsidiaries; President of the
                                                               Institutional Funds (since July 2003) and President of the
                                                               Retail Funds; Trustee (since July 2003) and President (since
                                                               December 2002) of the Van Kampen Closed-End Funds; Trustee
                                                               and President (since October 2002) of the Van Kampen Open-End
                                                               Funds.

Ronald E. Robison (65)        Executive      Since April       Principal Executive Officer of Funds in the Fund Complex
1221 Avenue of the Americas   Vice           2003              (since May 2003); Managing Director of Morgan Stanley & Co.
New York, NY 10020            President                        Incorporated, Morgan Stanley Investment Management Inc. and
                              and                              Morgan Stanley; Managing Director, Chief Administrative
                              Principal                        Officer and Director of the Investment Adviser and the
                              Executive                        Administrator; Director of the Transfer Agent; Managing
                              Officer                          Director and Director of the Distributor; Executive Vice
                                                               President and Principal Executive Officer of the
                                                               Institutional Funds (since July 2003) and the Retail Funds
                                                               (since April 2003); Director of Morgan Stanley SICAV (since
                                                               May 2004); previously President and Director of the Retail
                                                               Funds (March 2001-July 2003) and Chief Global Operations
                                                               Officer and Managing Director of Morgan Stanley Investment
                                                               Management Inc.

Joseph J. McAlinden (61)      Vice           Since July 1995   Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas   President                        Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                             Inc., Director of the Transfer Agent, Chief Investment
                                                               Officer of the Van Kampen Funds; Vice President of the
                                                               Institutional Funds (since July 2003) and the Retail Funds
                                                               (since July 1995).

Barry Fink (49)               Vice           Since February    General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas   President      1997              December 2000) of Morgan Stanley Investment Management;
New York, NY 10020                                             Managing Director (since December 2000), Secretary (since
                                                               February 1997) and Director of the Investment Adviser and the
                                                               Administrator; Vice President of the Retail Funds; Assistant
                                                               Secretary of Morgan Stanley DW; Vice President of the
                                                               Institutional Funds (since July 2003); Managing Director,
                                                               Secretary and Director of the Distributor; previously
                                                               Secretary (February 1997-July 2003) and General Counsel
                                                               (February 1997-April 2004) of the Retail Funds; Vice
                                                               President and Assistant General Counsel of the Investment
                                                               Adviser and the Administrator (February 1997-December 2001).

Amy R. Doberman (42)          Vice           Since July 2004   Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas   President                        Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                             Management Inc. and the Investment Adviser, Vice President of
                                                               the Institutional and Retail Funds (since July 2004); Vice
                                                               President of the Van Kampen Funds (since August 2004);
                                                               previously, Managing Director and General Counsel - Americas,
                                                               UBS Global Asset Management (July 2000 - July 2004) and
                                                               General Counsel, Aeltus Investment Management, Inc. (January
                                                               1997 - July 2000).

Carsten Otto (41)             Chief          Since October     Executive Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas   Compliance     2004              Stanley Investment Management (since October 2004); Executive
New York, NY 10020            Officer                          Director of the Investment Adviser and Morgan Stanley
                                                               Investment Management Inc.; formerly Assistant Secretary and
                                                               Assistant General Counsel of the Morgan Stanley Retail Funds.

                                                 TERM OF
                               POSITION(S)      OFFICE AND
  NAME, AGE AND ADDRESS OF     HELD WITH        LENGTH OF
     EXECUTIVE OFFICER         REGISTRANT      TIME SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------- -------------- ----------------- ---------------------------------------------------------------
Stefanie V. Chang (38)        Vice           Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas   President                        Morgan Stanley Investment Management Inc., and the Investment
New York, NY 10020                                             Adviser; Vice President of the Institutional Funds and the
                                                               Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance
                                                               US LLP).

Francis J. Smith (39)         Treasurer      Treasurer since   Executive Director of the Investment Adviser and Morgan
c/o Morgan Stanley Trust      and Chief      July 2003 and     Stanley Services (since December 2001); previously, Vice
Harborside Financial          Financial      Chief Financial   President of the Retail Funds (September 2002-July 2003), and
Center,                       Officer        Officer since     Vice President of the Investment Adviser and the
Plaza Two,                                   September 2002    Administrator (August 2000-November 2001) and Senior Manager
Jersey City, NJ 07311                                          at PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (58)         Vice           Since July 2003   Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust      President                        Treasurer of the Investment Adviser, the Distributor and the
Harborside Financial                                           Administrator; previously Treasurer of the Retail Funds
Center,                                                        (April 1989-July 2003); formerly First Vice President of the
Plaza Two,                                                     Investment Adviser, the Distributor and the Administrator.
Jersey City, NJ 07311

Mary E. Mullin (37)           Secretary      Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                    Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                             Adviser; Secretary of the Institutional Funds and the Retail
                                                               Funds (since July 2003); formerly practiced law with the New
                                                               York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                               Slate, Meagher & Flom LLP.

----------
   * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.

  ** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.


                       2004 FEDERAL TAX NOTICE (UNAUDITED)

          Of the Fund's ordinary income dividends paid during the fiscal year ended December 31, 2004, 67.81% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

37965RPT-RA05-00100-P-Y12/04

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                 U.S. GOVERNMENT
                                                                SECURITIES TRUST


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

          2004

                                         REGISTRANT     COVERED ENTITIES(1)
              AUDIT FEES                 $   42,370                  N/A

              NON-AUDIT FEES
                  AUDIT-RELATED FEES     $      452(2)  $      3,746,495(2)
                  TAX FEES               $    4,694(3)  $         79,800(4)
                  ALL OTHER FEES         $        -     $              -
              TOTAL NON-AUDIT FEES       $    5,146     $      3,826,295

              TOTAL                      $   47,516     $      3,826,295

          2003

                                         REGISTRANT     COVERED ENTITIES(1)
              AUDIT FEES                 $   40,650                  N/A

              NON-AUDIT FEES
                  AUDIT-RELATED FEES     $      684(2)  $      2,847,161(2)
                  TAX FEES               $    4,240(3)  $        736,810(4)
                  ALL OTHER FEES         $        -     $              -(5)
              TOTAL NON-AUDIT FEES       $    4,924     $      3,583,971

              TOTAL                      $   45,574     $      3,583,971

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       MORGAN STANLEY RETAIL FUNDS
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Van Kampen Asset Management
       Morgan Stanley Services Company, Inc.
       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

       MORGAN STANLEY INSTITUTIONAL FUNDS
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.


Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.


Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.


Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005